Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial liabilities designated at fair value through profit or loss [Abstract]
Financial liabilities designated at fair value through profit or loss

22.	Financial liabilities designated at fair value through profit or loss

Financial liabilities designated at fair value through profit or loss as of December 31, 2019 and 2020 are as follows:

	2019		2020	Reason for designation
Equity-linked securities sold	~~W~~	6,880,811	6,556,288	Combined instrument
Securities sold with embedded derivatives		2,528,645	1,899,436

	~~W~~	9,409,456	8,455,724

(*)	The Group designated the financial liabilities at the initial recognition(or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to ~~W~~8,455,724 million as of December 31, 2020. Decrease in values of the liability due to credit risk changes is ~~W~~9,689 million for the year ended December 31, 2020 and the accumulated changes in values are ~~W~~(-)7,133 million as of December 31, 2020.